Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Summary of segment information
Segment adjusted EBITDA

	Year Ended December 31
	2024	2023	2022
Florida business segment	249,665	221,227	130,520
Mid-Atlantic business segment	134,792	118,260	72,753
Subtotal reportable segments	$384,457	$339,487	$203,273
STET segment	(6,070)	(6,371)	(5,119)
Unallocated corporate (1)	(19,803)	(4,743)	(5,057)
Finance cost, net	(26,175)	(22,244)	(19,078)
Depreciation, depletion and amortization	(99,941)	(91,079)	(87,728)
Loss on disposal of fixed assets	(2,411)	(3,852)	(1,186)
Asset impairment recovery/(loss)	—	609	(525)
Foreign exchange gain/(loss), net	20,846	(11,981)	19,990
Derivative financial instrument (loss)/gain, net	(22,441)	10,967	(18,534)
Fair value loss on sale of accounts receivable, net	(4,620)	(6,113)	(3,041)
Share-based compensation	(3,841)	(3,173)	(2,402)
Other	3,617	871	(901)
Income before income taxes	$223,618	$202,378	$79,692

(1)     Unallocated corporate include IPO transaction costs incurred during 2024, which primarily consist of consulting, legal and accounting fees.
External revenue are transactions with external customers for each of the business segments.

	Year Ended December 31
	2024	2023	2022
Florida business segment	$997,575	$969,932	$808,558
Mid-Atlantic business segment	634,946	619,683	553,335
STET segment	1,872	1,986	2,253
Total External Revenue	$1,634,393	$1,591,601	$1,364,146
Depreciation, depletion and amortization per segment is as follows:

	Year Ended December 31
	2024	2023	2022
Florida business segment	$60,296	$57,000	$55,655
Mid-Atlantic business segment	38,954	33,472	31,490
STET segment	675	591	576
Corporate	16	16	7
Total depreciation, depletion and amortization	$99,941	$91,079	$87,728
Capital spending is investment in property, plant, equipment and intangible assets (e.g. software), excluding additions to quarries.

	Year Ended December 31
	2024	2023	2022
Florida business segment	$70,445	$74,458	$85,725
Mid-Atlantic business segment	58,819	41,970	40,683
STET segment	59	83	72
Corporate	1,183	349	4,233
Total Capital Spending	$130,506	$116,860	$130,713